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                             FROST BROWN TODD LLC
                            400 West Market Street
                                  32nd Floor
                        Louisville, Kentucky 40202-3363
                                (502) 589-5400
                           Facsimile (502) 581-1087
                           www.frostbrowntodd.com

WILLIAM G. STRENCH                                               January 4, 2002
Wstrench@fbtlaw.com
(502) 568-0207

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Hilliard-Lyons Government Fund, Inc.
        Form N-1A Registration Statement
        File No. 2-68290; 811-3070
        ------------------------------------

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Hilliard-Lyons Government Fund, Inc. (the "Fund") hereby certifies that the form of prospectus that the Fund would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 23 to Registration Statement No. 2-68290/811-3070) filed electronically via EDGAR on December 27, 2001, with an effective date of January 1, 2002, therefore no Rule 497(c) filing was made.

        If you have any questions or would like further information, please call me at (502) 589-5400.

                                            Very truly yours,

                                            /S/ William G. Strench

                                            William G. Strench



cc:     Dianna P. Wengler


                     OHIO . KENTUCKY . INDIANA . TENNESSEE